Schedules of Investments (unaudited)
Impax International Sustainable Economy Fund	September 30, 2023

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 97.0%
AUSTRALIA: 6.7%
ANZ Group Holdings, Ltd.	1,068,158	$17,519,568
Aristocrat Leisure, Ltd.	256,038	6,689,360
Coles Group, Ltd.	616,187	6,150,071
Computershare, Ltd.	306,623	5,109,727
Dexus, REIT	523,702	2,441,232
Goodman Group, REIT	142,672	1,955,438
QBE Insurance Group, Ltd.	268,598	2,690,611
Ramsay Health Care, Ltd.	109	3,618
REA Group, Ltd.	38,729	3,824,970
Stockland, REIT	1,484,071	3,714,287
Suncorp Group, Ltd.	226,460	2,017,676
Telstra Group, Ltd.	3,895,325	9,623,950
Transurban Group	818,155	6,648,046
		68,388,554

AUSTRIA: 1.0%
Verbund AG	129,199	10,510,550

BELGIUM: 0.8%
KBC Group NV	126,103	7,850,744

DENMARK: 3.2%
Novo Nordisk A/S, Class B	275,945	25,125,118
Orsted A/S	47,804	2,600,690
ROCKWOOL A/S, Class B	12,442	3,007,051
Vestas Wind Systems A/S (a)	91,457	1,956,620
		32,689,479

FINLAND: 1.5%
Metso OYJ	187,301	1,964,200
Nokia OYJ	521,916	1,962,442
UPM-Kymmene OYJ	235,980	8,080,157
Wartsila OYJ Abp	320,906	3,637,126
		15,643,925

FRANCE: 11.7%
AXA SA	244,454	7,252,672
BNP Paribas SA	305,947	19,454,030
Carrefour SA	158,188	2,716,895
Cie Generale des Etablissements Michelin SCA	521,979	15,976,190
Danone SA	85,685	4,726,191
Dassault Systemes SE	175,356	6,513,147
Eiffage SA	145,508	13,811,269
Hermes International	1,035	1,886,626
L’Oreal SA	12,686	5,257,231
LVMH Moet Hennessy Louis Vuitton SE	10,949	8,264,638
Schneider Electric SE	125,694	20,713,374
Societe Generale SA	552,259	13,363,344
		119,935,607

GERMANY: 6.7%
Bayerische Motoren Werke AG	164,905	16,748,924
Brenntag SE	26,989	2,088,319
Commerzbank AG	459,753	5,217,894
Deutsche Boerse AG	15,036	2,596,669
Deutsche Post AG	70,900	2,876,804
Heidelberg Materials AG	117,388	9,091,744
Knorr-Bremse AG	32,600	2,066,751
LEG Immobilien SE (a)	54,959	3,779,378
Merck KGaA	99,973	16,666,233
Muenchener Rueckversicherungs AG	6,009	2,340,220
Vonovia SE	202,381	4,848,705
		68,321,641

HONG KONG: 2.9%
AIA Group, Ltd.	2,416,600	19,543,387
BOC Hong Kong Holdings, Ltd.	57	156
Hang Seng Bank, Ltd.	230,400	2,858,683
MTR Corp., Ltd.	706,500	2,790,967
Prudential PLC	423,681	4,554,286
		29,747,479

IRELAND: 1.1%
CRH PLC	89,412	4,893,519
Kingspan Group PLC	82,412	6,154,793
		11,048,312

ITALY: 2.3%
Assicurazioni Generali SpA	776,547	15,851,180
Enel SpA	326,068	1,999,691
Prysmian SpA	142,367	5,714,365
		23,565,236

JAPAN: 23.4%
Ajinomoto Co., Inc.	75,300	2,903,465
Astellas Pharma, Inc.	876,900	12,137,715
Azbil Corp.	92,200	2,816,656
Bridgestone Corp.	345,500	13,463,424
Brother Industries, Ltd.	135,200	2,177,807
Daifuku Co, Ltd.	121,900	2,301,059
Daiichi Sankyo Co., Ltd.	76,600	2,097,101
Eisai Co., Ltd.	56,300	3,120,357
FANUC Corp.	244,800	6,366,617
FUJIFILM Holdings Corp.	34,300	1,984,274
Fujitsu, Ltd.	33,300	3,916,449
Hitachi, Ltd.	296,300	18,363,943
Hoya Corp.	153,600	15,731,318
KDDI Corp.	551,200	16,872,488
Kurita Water Industries, Ltd.	79,200	2,756,066
Lixil Corp.	243,400	2,828,726
Mitsubishi Chemical Holdings Corp.	437,500	2,756,279
Mizuho Financial Group, Inc.	116,000	1,969,441
MS&AD Insurance Group Holdings, Inc.	76,400	2,795,804
NEC Corp.	42,100	2,324,872
Nintendo Co., Ltd.	159,200	6,615,228
Nippon Paint Holdings Co., Ltd.	323,800	2,174,682
Nitto Denko Corp.	51,600	3,383,690
Nomura Research Institute, Ltd.	82,500	2,144,316
Omron Corp.	63,700	2,834,741
Oriental Land Co., Ltd.	335,300	11,000,405
ORIX Corp.	119,200	2,225,749
Recruit Holdings Co, Ltd.	217,700	6,660,534
Renesas Electronics Corp. (a)	133,700	2,042,261
Sekisui Chemical Co., Ltd.	164,900	2,372,408
Shionogi & Co., Ltd.	97,900	4,366,775
SoftBank Corp.	1,476,700	16,713,727
Sompo Holdings, Inc.	60,800	2,605,691
Sumitomo Mitsui Financial Group, Inc.	40,400	1,984,692
Tokio Marine Holdings, Inc.	694,800	16,087,180
Tokyo Electron, Ltd.	136,400	18,631,183
Tokyu Corp.	243,500	2,807,445
TOTO, Ltd.	78,700	2,030,838
Yamaha Motor Co., Ltd.	279,100	7,336,697
Yaskawa Electric Corp.	83,100	2,992,518
Yokogawa Electric Corp.	120,000	2,316,085
		239,010,706

NETHERLANDS: 4.3%
ASML Holding NV	47,107	27,734,247
Koninklijke Ahold Delhaize NV	286,608	8,638,275
Prosus NV	164,182	4,837,791
Universal Music Group NV	100,399	2,620,029
		43,830,342

NEW ZEALAND: 0.2%
Xero, Ltd. (a)	28,015	2,014,778

NORWAY: 0.6%
Norsk Hydro ASA	599,692	3,752,777
Telenor ASA	251,372	2,850,718
		6,603,495

POLAND: 0.3%
Mondi PLC	164,303	2,740,878

SINGAPORE: 0.8%
City Developments, Ltd.	1,028,700	4,964,387
United Overseas Bank, Ltd.	149,600	3,115,884
		8,080,271

SPAIN: 2.3%
Amadeus IT Group SA	44,573	2,692,329
Iberdrola SA	1,495,244	16,723,478
Redeia Corp SA	242,353	3,812,535
		23,228,342

SWEDEN: 3.2%
Alfa Laval AB	73,361	2,513,193
Assa Abloy AB, Class B	239,914	5,212,988
Atlas Copco AB, Class A	684,860	9,198,125
Atlas Copco AB, Class B	498,810	5,833,604
Epiroc AB, Class B	128,082	2,048,965
Nibe Industrier AB, Class B	474,922	3,104,918
Nordea Bank Apb	187,430	2,054,931
Sandvik AB	152,682	2,809,402
		32,776,126

SWITZERLAND: 10.0%
ABB, Ltd.	375,444	13,400,791
Banque Cantonale Vaudoise	19,261	2,015,513
DSM-Firmenich AG	24,230	2,047,504
Geberit AG	6,820	3,400,981
Givaudan SA	774	2,520,013
Kuehne & Nagel International AG	15,951	4,532,167
Lonza Group AG	13,110	6,063,991
Novartis AG	284,929	29,099,410
Sika AG	34,865	8,833,422
Sonova Holding AG	46,911	11,102,739
Swiss Life Holding AG	7,579	4,715,488
Swiss Re AG	120,332	12,358,138
Zurich Insurance Group AG	4,333	1,982,587
		102,072,744

UNITED KINGDOM: 14.0%
3i Group PLC	81,754	2,057,800
Associated British Foods PLC	129,730	3,259,314
AstraZeneca PLC	206,710	27,881,957
Auto Trader Group PLC	267,903	2,013,014
BT Group PLC	3,567,445	5,065,989
Burberry Group PLC	82,274	1,906,692
CNH Industrial NV	436,927	5,304,135
HSBC Holdings PLC	3,258,908	25,502,203
Informa PLC	307,415	2,807,150
J Sainsbury PLC	859,419	2,646,603
Lloyds Banking Group PLC	15,037,252	8,080,933
Reckitt Benckiser Group PLC	74,450	5,250,269
RELX PLC	565,171	19,068,821
Schroders PLC	523	2,584
Spirax-Sarco Engineering, PLC	34,090	3,946,027
Tesco PLC	4,542,076	14,609,507
Unilever PLC	274,443	13,575,814
		142,978,812

TOTAL COMMON STOCKS
(Cost $937,364,630)		991,038,021

PREFERRED STOCKS: 1.5%
GERMANY: 1.5%
Bayerische Motoren Werke AG	162,439	15,119,924
(Cost $17,243,941)

TOTAL INVESTMENTS: 98.5%		1,006,157,945
(Cost $954,608,571)

Other assets and liabilities - (net): 1.5%		15,544,926

Net Assets: 100.0%		$1,021,702,871

(a)	Non-income producing security.

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT OF
SECTOR	VALUE	NET ASSETS
Communication Services	$69,007,265	6.8%
Consumer Discretionary	108,295,408	10.6%
Consumer Staples	69,733,635	6.8%
Financials	212,665,740	20.8%
Health Care	153,396,331	15.0%
Industrials	206,021,275	20.2%
Information Technology	79,413,255	7.8%
Materials	50,274,665	4.9%
Real Estate	21,703,427	2.1%
Utilities	35,646,944	3.5%
Other assets and liabilities (net)	15,544,926	1.5%
Total	$1,021,702,871	100.0%

September 30, 2023
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2023, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $671,055, representing 0.12% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2023:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,225,307,594	$-	$-	$1,225,307,594
Total	$1,225,307,594	$-	$-	$1,225,307,594
Small Cap
Common Stocks	$597,484,456	$-	$-	$597,484,456
Total	$597,484,456	$-	$-	$597,484,456
US Sustainable Economy
Common Stocks	$257,937,266	$-	$-	$257,937,266
Total	$257,937,266	$-	$-	$257,937,266
Global Sustainable Infrastructure
Common Stocks	$54,862,354	$46,295,659	$-	$101,158,013
Closed-End Funds	-	505,460	-	505,460
Total	$54,862,354	$46,801,119	$-	$101,663,473
Global Opportunities
Common Stocks	$58,743,710	$48,516,123	$-	$107,259,833
Preferred Stocks	-	2,154,431	-	2,154,431
Total	$58,743,710	$50,670,554	$-	$109,414,264
Global Environmental Markets
Common Stocks	$1,362,346,648	$828,534,089	$-	$2,190,880,737
Total	$1,362,346,648	$828,534,089	$-	$2,190,880,737
Global Women’s Leadership
Common Stocks	$495,785,731	$248,124,891	$-	$743,910,622
Preferred Stocks	-	248,307	-	248,307
Total	$495,785,731	$248,373,198	$-	$744,158,929
International Sustainable Economy
Common Stocks	$4,893,519	$986,144,502	$-	$991,038,021
Preferred Stocks	-	15,119,924	-	15,119,924
Total	$4,893,519	$1,001,264,426	$-	$1,006,157,945
Core Bond
Community Investment Notes	$-	$237,173	$454,521	$691,694
Corporate Bonds	-	304,123,576	-	304,123,576
U.S. Gov't Agency Bonds	-	11,035,594	-	11,035,594
Government Bonds	-	6,216,909	-	6,216,909
Supranational Bonds	-	91,381,091	-	91,381,091
Municipal Bonds	-	10,673,738	-	10,673,738
U.S. Treasury Notes	-	140,158,414	-	140,158,414
Asset-Backed Securities	-	51,124,227	-	51,124,227
Mortgage-Backed Securities	-	216,450,025	-	216,450,025
Total	$-	$831,400,747	$454,521	$831,855,268
High Yield Bond
Community Investment Notes	$-	$237,173	$671,055	$908,228
Common Stocks	2,052,330	-	-	2,052,330
Corporate Bonds	-	505,401,789	-	505,401,789
Loans	-	21,694,445	-	21,694,445
Medium Term Certificates of Deposit	-	500,000	-	500,000
Total	$2,052,330	$527,833,407	$671,055	$530,556,792
Sustainable Allocation
Affiliated Investment Companies	$2,113,406,882	$-	$-	$2,113,406,882
Total	$2,113,406,882	$-	$-	$2,113,406,882

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurementsThe Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

									Net change in
									Unrealized
		Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund		12/31/22	Additions	Reductions	09/30/23	12/31/22	Income	Gains/Losses[1]	Depreciation	09/30/23

Sustainable Allocation
	Large Cap	75,268,533	311,912	8,987,370	66,593,075	$ 870,104,236	$ 3,926,967	$ 12,773,348	$ 42,335,192	$ 813,101,441
	Small Cap	4,176,980	1,464,715	-	5,641,695	59,689,044	-	-	1,000,294	82,989,338
	Global Sustainable Infrastructure	7,971,319	105,484	-	8,076,803	68,314,199	947,248	-	(1,739,377)	67,522,070
	Global Opportunities	4,082,111	13,285	-	4,095,396	56,129,027	201,273	-	2,274,823	58,605,122
	Global Environmental Markets	2,635,835	20,868	-	2,656,703	51,609,644	444,489	-	814,252	52,868,384
	Global Women's Leadership	2,057,973	37,627	-	2,095,600	56,491,351	1,113,007	-	1,680,158	59,284,517
	International Sustainable Economy	11,578,384	203,421	-	11,781,805	99,689,886	1,922,324	-	4,541,849	106,154,059
	Core Bond	85,316,699	8,160,156	1,167,718	92,309,137	740,548,945	17,902,717	(2,643,211)	(22,990,521)	776,319,840
	High Yield	16,220,310	720,411	-	16,940,721	92,617,968	4,174,081	-	(229,938)	96,562,111
	Total					$ 2,095,194,300	$ 30,632,106	$ 10,130,137	$ 27,686,732	$ 2,113,406,882

[1]	Includes realized capital gain distributions from an affiliated fund, if any.